Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of June 30, 2021, and December 31, 2020. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount										Fair value hierarchy
As of June 30, 2021 In thousands of pesos	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	18,625,086	—	—	—	—	Ps.	18,625,086	—	18,625,086	—	18,625,086
Equity instruments (i)		—	—	384,665	—	—		384,665	—	384,665	—	384,665

Total	Ps.	18,625,086	—	384,665	—	—	Ps.	19,009,751
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	41,535,969	—		41,535,969	—	—	—	—
Customers, net		—	—	—	97,934,559	—		97,934,559	—	—	—	—
Other non-financial accounts receivable		—	—	—	2,342,932	—		2,342,932	—	—	—	—
Employees and officers		—	—	—	3,689,915	—		3,689,915	—	—	—	—
Sundry debtors		—	—	—	36,048,946	—		36,048,946	—	—	—	—
Investments in joint ventures, associates and other		—	—	—	8,617,412	—		8,617,412	—	—	—	—
Long-term notes receivable		—	—	—	858,648	—		858,648	—	—	—	—
Government Bonds		—	—	—	126,757,435	—		126,757,435	126,323,478	—	—	126,323,478
Other assets		—	—	—	1,961,812	—		1,961,812	—	—	—	—

Total	Ps.	—	—	—	319,747,628	—	Ps.	319,747,628
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(8,401,709)	—	—	—	—	Ps.	(8,401,709)	—	(8,401,709)	—	(8,401,709)

Total	Ps.	(8,401,709)	—	—	—	—	Ps.	(8,401,709)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(254,834,764)	Ps.	(254,834,764)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(34,033,948)		(34,033,948)	—	—	—	—
Leases		—	—	—	—	(61,196,299)		(61,196,299)	—	—	—	—
Debt		—	—	—	—	(2,279,903,403)		(2,279,903,403)	—	(2,264,714,818)	—	(2,264,714,818)

Total	Ps.	—	—	—	—	(2,629,968,414)	Ps.	(2,629,968,414)

(i)	Related to our participation in TAG Pipeline Sur, S. de R.L. de C.V.

F-22

	Carrying amount								Fair value hierarchy
As of December 31, 2020 In thousands of pesos	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	25,947,993	—	—	—	—		25,947,993	—	25,947,993	—	25,947,993
Equity instruments (i)		—	—	384,665	—	—		384,665	—	384,665	—	384,665

Total	Ps.	25,947,993	—	384,665	—	—	P s.	26,332,658
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	39,989,781	—	P s.	39,989,781	—	—	—	—
Customers, net		—	—	—	68,382,413	—		68,382,413	—	—	—	—
Other non-financial accounts receivable		—	—	—	1,944,413	—		1,944,413	—	—	—	—
Employees and officers		—	—	—	3,539,505	—		3,539,505	—	—	—	—
Sundry debtors		—	—	—	28,076,118	—		28,076,118	—	—	—	—
Investments in joint ventures, associates and other		—	—	—	12,015,129	—		12,015,129	—	—	—	—
Long-term notes receivable		—	—	—	886,827	—		886,827	—	—	—	—
Government Bonds		—	—	—	129,549,519	—		129,549,519	129,320,536	—	—	129,320,536
Other assets		—	—	—	3,824,913	—		3,824,913	—	—	—	—

Total	Ps.	—	—	—	288,208,618	—	Ps.	288,208,618
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(9,318,015)	—	—	—	—	Ps.	(9,318,015)	—	(9,318,015)	—	(9,318,015)

Total	Ps.	(9,318,015)	—	—	—	—	Ps.	(9,318,015)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(281,978,041)	Ps.	(281,978,041)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(30,709,497)		(30,709,497)	—	—	—	—
Leases		—	—	—	—	(63,184,128)		(63,184,128)	—	—	—	—
Debt		—	—	—	—	(2,258,727,317)		(2,258,727,317)	—	(2,232,694,117)	—	(2,232,694,117)

Total	Ps.	—	—	—	—	(2,634,598,983)	Ps.	(2,634,598,983)

(i)	Related to our participation in TAG Pipeline Sur, S. de R.L. de C.V.

Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI	This portfolio of financial instruments is composed of debt instruments and DFIs as shown below:

	Reference Rate	Notional Amount As of June 30, 2021 (in millions of each currency)
	LIBOR 1M USD	3,232
Debt	LIBOR 3M USD	594
	LIBOR 6M USD	911
	EURIBOR 3M USD	650

	LIBOR 1M USD	2,500
DFI	LIBOR 3M USD	156
	LIBOR 6M USD	244

Note:	Notional amounts with maturity after December 31, 2021 for Euros and after June 30, 2023 for U.S. dollars.
In the event that
Tasa de Interés Interbancaria de Equilibrio
(“TIIE”) ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	Notional Amount As of June 30, 2021 (in millions of each currency)
	TIIE 28D MXN	6,188
Debt	TIIE 91D MXN	29,688
DFI	TIIE 28D MXN	33,513

Note:	Notional amounts with maturity after December 31, 2021.